BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Business Segment Information
Business Segment Information

(In millions)	2025	2024	2023
Net sales
Electrical Americas	$13,276	$11,436	$10,098
Electrical Global	6,815	6,248	6,084
Aerospace	4,249	3,744	3,413
Mobility	3,109	3,451	3,601
Total net sales	$27,448	$24,878	$23,196

Other segment items
Electrical Americas	$9,304	$7,981	$7,423
Electrical Global	5,492	5,099	4,908
Aerospace	3,236	2,885	2,633
Mobility	2,704	2,955	3,140
Total other segment items	$20,735	$18,919	$18,103

Segment operating profit
Electrical Americas	$3,972	$3,455	$2,675
Electrical Global	1,323	1,149	1,176
Aerospace	1,013	859	780
Mobility	405	496	461
Total segment operating profit	6,713	5,959	5,093

Corporate
Intangible asset amortization expense	(486)	(425)	(450)
Interest expense - net	(241)	(130)	(151)
Pension and other postretirement benefits income	19	40	46
Restructuring program charges	(133)	(202)	(57)
Other expense - net	(941)	(675)	(654)
Income before income taxes	4,932	4,566	3,827
Income tax expense	841	768	604
Net income	4,090	3,798	3,223
Less net income for noncontrolling interests	(3)	(4)	(5)
Net income attributable to Eaton ordinary shareholders	$4,087	$3,794	$3,218

Schedule of Identifiable Assets, Capital Expenditures, and Depreciation by Segment

(In millions)	2025	2024	2023
Identifiable assets
Electrical Americas	$6,283	$4,933	$4,163
Electrical Global	3,852	3,233	2,868
Aerospace	2,684	2,392	2,276
Mobility	2,708	2,620	2,814
Total identifiable assets	15,526	13,178	12,121
Goodwill	15,769	14,713	14,977
Other intangible assets	5,054	4,658	5,091
Corporate	4,902	5,833	6,243
Total assets	$41,251	$38,381	$38,432

Capital expenditures for property, plant and equipment
Electrical Americas	$413	$362	$309
Electrical Global	249	163	142
Aerospace	103	83	97
Mobility	103	158	172
Total	868	766	721
Corporate	52	42	36
Total expenditures for property, plant and equipment	$919	$808	$757

Depreciation of property, plant and equipment
Electrical Americas	$133	$118	$108
Electrical Global	108	102	96
Aerospace	77	70	69
Mobility	123	120	113
Total	441	409	386
Corporate	36	37	43
Total depreciation of property, plant and equipment	$477	$446	$429

Schedule of Geographic Region Information
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment - net.

(In millions)	2025	2024	2023
Net sales
United States	$17,122	$15,151	$14,071
Canada	1,083	1,058	949
Latin America	1,461	1,680	1,549
Europe	5,078	4,530	4,339
Asia Pacific	2,704	2,459	2,288
Total	$27,448	$24,878	$23,196

Long-lived assets
United States	$2,344	$1,990	$1,773
Canada	42	31	31
Latin America	524	465	476
Europe	935	790	797
Asia Pacific	472	453	453
Total	$4,316	$3,729	$3,530